CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash	$ 2,478,250	$ 176,471
Accounts receivable - oil and gas	16,571
Accounts receivable - oil and gas related party	112,488	302,315
Accounts receivable - related party	83,064
Deferred merger costs		111,828
Prepaid expenses and other current assets	133,900	26,533
Total current assets	2,824,273	617,147
Oil and gas properties:
Oil and gas properties, subject to amortization, net	2,420,688
Oil and gas properties, not subject to amortization, net	925,382	1,724,234
Total oil and gas properties, net	3,346,070	1,724,234
Equipment, net of accumulated depreciation	87,883	4,694
Notes receivable - related parties	2,786,064
Investments - equity method	2,098,334	588,453
Investments - cost method	4,100	4,100
Total assets	11,146,724	2,938,628
Liabilities and Stockholders' Equity
Accounts payable	132,243	145,428
Accounts payable - related party operator	922,112
Accrued expenses	1,449,014	1,904,647
Accrued expenses - related party	36,168
Notes payable - related party	2,170,065
Total current liabilities	4,709,602	2,050,075
Asset retirement obligations	59,298
Total liabilities	4,768,900	2,050,075
Commitments and contingencies
Redeemable Series A convertible preferred stock: 555,556 shares issued and outstanding	1,250,000
Stockholders' equity:
Series A convertible preferred stock, $0.001 par value, 100,000,000 shares authorized, 6,234,845 and 2,222,223 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	6,235	2,222
Common stock, $0.001 par value, 200,000,000 shares authorized; 7,183,501 and 5,167,423 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	7,184	5,167
Subscriptions receivable	(276,326)
Additional paid-in capital	18,167,419	1,644,841
Accumulated deficit	(12,776,688)	(763,677)
Total stockholders' equity	5,127,824	888,553
Total liabilities and stockholders' equity	$ 11,146,724	$ 2,938,628